Small Cap Stock
Index Fund
Annual Report
October 31, 1997

Small Cap Stock Index Fund
-------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

  The letter that follows is the first annual report of Dreyfus Small Cap Stock Index Fund, a mutual fund that began operations June 30 of this year. It is a pleasure to introduce the Portfolio manager, Steven A. Falci, to those who have invested in this mutual fund.

  Steven Falci is a portfolio manager for our corporate affiliate, Mellon
Equity Associates, which is the Portfolio's sub-investment adviser. He has broad experience in portfolio management, asset allocation and the application of quantitative techniques to create investment solutions.

  Prior to joining Mellon Equity Associates in April 1994, Steve was the Managing Director--Pension Investments at NYNEX Corporation where he oversaw the internally managed assets of the NYNEX Pension Fund and NYNEX Foundation. He was responsible for equity and fixed income portfolio management and trading, investment strategy and the generation of new portfolio applications.

  Steve is a chartered financial analyst and is a member of the Association for Investment Management and Research. He received an M.B.A. in finance and a B.S. in economics, both from New York University.

                                                     Sincerely,

                                                     /s/ STEPHEN E. CANTER

                                                     Stephen E. Canter
                                                     Chief Investment Officer
                                                     The Dreyfus Corporation

Dreyfus Small Cap Stock Index Fund
-------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   It is a pleasure to send you this first report for Dreyfus Small Cap Stock Index Fund. The Fund began operations June 30, 1997 and reached the date selected for the close of its fiscal year on October 31, 1997. During that four-month period, the Fund achieved a total return of 11.20%.* This compares to a total return of 11.16% for the Standard & Poor's Small Cap 600 Index which serves as the Fund's benchmark for the same four-month period.

Economic Review

  The U.S. economy has registered a step-up in growth in 1997 and incoming evidence suggests that momentum is still building. Stronger growth this year has helped keep corporate profits buoyant despite a substantially tighter labor market. This is because nationwide shortages of labor have so far not generated much wage inflation. Moreover, price inflation has decelerated markedly during the year suppressed by the strong dollar, import competition and continued disinflation in health care.

  Although the Federal Reserve Board (the "Fed") has held a tightening bias since mid-1996, the central bank has raised interest rates only once this year. Expectations for further hikes have been continually postponed. They were first dampened by the surprising drop in this year's price inflation, and more recently by unfolding crises in foreign economies. Both events have helped to cap short-term rates and to pull long-term interest rates lower since the spring.

  Real GDP growth accelerated to about 4% this year from 3% in 1996. Virtually all economic sectors have been strong so far. Consumer spending has been supported by rising real incomes. Capital spending has been very robust and incoming orders imply continued strength. Even housing demand, typically slowing at this phase of the business cycle, has reached new highs. Most incoming signals support sustained fast growth. The exception is that exporters' new orders have marginally slowed in recent months, indicating that economic turmoil overseas may be impacting this sector. By contrast, imports have been very robust and, if their growth is sustained, could help mitigate the economic weakness abroad.

  Overall corporate profits have continued to trend higher, although some companies have been hurt by events overseas and the stronger dollar. Domestically generated profits have typically remained solid, helped by strong growth and contained wages.

Market Overview

  Even though the equity markets stumbled badly in late October, the fiscal year ended October 31, 1997 saw solid gains. Measured by price changes alone, excluding income, the Dow Jones Industrial Average gained 23.58% for the 12 months, the Standard & Poor's 500 Stock Index 29.96%, the Nasdaq Composite 30.43% and the Russell 2000, 27.52%. These were the gains after the drop of the last week in October, and before counting the rebounds that occurred in the first week of November.

  In retrospect, it is apparent that stock valuations had been riding for a fall. There was weakness in March when the Fed raised interest rates for the first time in two years. By early summer, equity prices recovered and soared to new highs. Then, however, some nervousness set in, related mainly to concern about high stock valuations and fears of another Fed move to cool off the bubbling economy. Weakness was apparent mainly in companies with large capitalization, while smaller companies, such as those listed in the Russell 2000 Index, gained ground.

  As Autumn leaves began to turn, the stock market as a whole regained its wind -- but not for long. The relatively high valuations that had prevailed were vulnerable to any major unpleasant surprise. That came in late October from an unexpected source -- the Far East. Severe market setbacks in Hong Kong and Southeast Asia, together with drops in their foreign exchange rates, triggered the fall in the U.S. market.

  Richard Hoey, Chief Economist for the Dreyfus Corporation, reviewing the recent events, said that the U.S. stock market had a selling panic, followed by a buying panic. The underlying logic of it all was valuation, he observed.

  When the Dow Jones Index peaked at above 8200 in early August, the stock market was simply discounting favorable U.S. fundamentals into high stock prices, said Hoey. The financial crisis in Asia was the trigger for a correction of the major problem for the U.S. stock market: high valuation.

  The market drop in Asia was caused by serious fundamental problems of excess productive capacity, overvalued real estate and a banking system crisis. European markets, of course, reacted to the Asian weakness, but fell less severely because their economies are more stable. In the U.S., the sharp price drop, followed by a vigorous rebound, reflected an economy with much greater underlying strength.

  The influx of investors into stocks when prices dipped was a good augury for the future. The American investing public appears to be convinced that equities are a good place to put money for the long range, when their prices are attractive, despite the recent volatility of the market averages.

Portfolio Focus

  As discussed above, the last year was an excellent one for U.S. equities. Large capitalization stocks, midcaps and small caps all provided high returns for the full year. Large caps predominated for most of the year, but small caps and midcaps rebounded strongly in the third quarter of 1997. Indeed, in the four months of the Fund's existence, small cap stocks outperformed large cap and midcap issues.

  It would be highly unusual if the year ahead matched or exceeded the 1997 record. However small cap companies may not be as vulnerable to some of the factors that could affect larger cap issues, such as turmoil in Asia and threats to exports due to the high exchange rate for the U.S. dollar.

  We look forward to continued opportunities to serve your investment needs by deploying assets in the small cap universe.
                                                    Sincerely,

                                                    /s/ STEVEN A. FALCI

                                                    Steven A. Falci
                                                    Portfolio Manager
November 18, 1997
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid. ** SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- The Standard & Poor's Small
   600 Index is a broad-based index of 600 companies with market capitalization generally ranging from the 50th percentile down to the 83rd percentile of the stock universe and is a widely accepted, unmanaged index of small cap stock market performance. The Fund holds stocks generally in the same proportion as each stock within the index itself. Therefore, the Fund's performance should closely match that of the Index.

Dreyfus Small Cap Stock Index Fund
-------------------------------------------------------------------------------
Statement of Investments                                       October 31, 1997

   Shares    COMMON STOCKS--99.3%              Value
 ----------                               ---------------

             Basic Industries--6.0%
      900    AptarGroup.................    $   49,444
      900(a) Buckeye Cellulose..........        37,350
      400    Butler Manufacturing.......        13,550
      600    Cambrex....................        28,763
    1,600    Caraustar Industries.......        55,000
    2,300(a) Champion Enterprises.......        40,394
    1,000    ChemFirst..................        25,250
      700(a) Dravo......................         7,350
    1,100    Geon.......................        23,856
    1,600(a) Griffon....................        25,300
      900    Hughes Supply..............        31,388
    1,300(a) Insituform Technol, Cl. A..        12,350
      900    Juno Lighting..............        16,200
    1,100    Lilly Industries, Cl. A....        20,831
      700    Lone Star Industries.......        38,456
      400    MacDermid..................        29,200
      800(a) McWhorter Technololgies....        20,650
      800    Medusa.....................        33,800
    1,600    Mississippi Chemical.......        29,400
    2,600(a) Morrison Knudsen...........        30,550
      700    Mosinee Paper..............        19,775
      880    Myers Industries...........        15,455
    1,200    OM Group...................        45,300
    2,200    Oakwood Homes..............        57,887
      700    O'Sullivan.................         7,350
      600    Pope & Talbot..............         9,975
      700    Quaker Chemical............        12,731
      600    Republic Group.............        11,250
      800    Ryland Group...............        14,300
    1,000    Schweitzer-Mauduit International   42,125
    1,100(a) Scotts, Cl. A..............        29,425
      900(a) Shorewood Packaging........        22,275
      500    Skyline....................        14,500
      700(a) Southern Energy Homes......         6,431
      600    Stone & Webster............        27,825
      600(a) TETRA Technologies.........        13,838
      800    TJ International...........        18,400
      800    Tredegar Industries........        55,900
      800    Universal Forest Products..        12,000
    1,300    Valmont Industries.........        29,738
      900    W.H. Brady.................        28,800
      600    Wynn's International.......        20,362
                                          -------------
                                             1,084,724
                                          -------------

             Capital Spending--20.5%
      900    AAR........................        32,231
    1,000    ABM Industries.............        27,125
    1,700(a) ADVO.......................        38,144
    2,400(a) Acxiom.....................        39,450
      700(a) Alliant Techsystems........        41,650
      400    Amcast Industrial..........        10,150
    1,800(a) American Management Systems        38,925


  Shares     COMMON STOCKS (continued)          Value
----------                                ---------------
             Capital Spending (continued)
      800    Analysts International.....    $   36,100
      400    Angelica...................         7,800
      900    Applied Industrial Technologies    26,156
      800    Applied Power, Cl. A.......        49,500
      500    Aquarion...................        14,125
    1,400    Arctic Cat.................        16,450
    2,700(a) Aspect Telecommunications..        64,800
      400(a) Astec Industries...........         6,800
    1,200(a) Auspex Systems.............        13,950
    1,300    BMC Industries.............        41,844
    1,500(a) BISYS Group................        46,688
    1,300    Baldor Electric............        38,025
    1,300(a) BancTec....................        29,738
      800(a) Billing Information Concepts       31,400
      900    Blount International, Cl. A        47,306
    1,200(a) Boole & Babbage............        34,800
    1,200(a) Boston Technology..........        32,550
    1,000(a) Broderbund Software........        29,000
    1,000(a) CDI........................        39,250
    1,100(a) CIBER......................        48,675
      800    CLARCOR....................        22,950
    1,100(a) Catalina Marketing.........        50,256
      300(a) Centigram Communications...         4,988
      400    Central Parking............        21,850
    1,600(a) Cerner.....................        38,800
    2,000(a) Cognex.....................        53,500
    1,200(a) Comverse Technology........        49,500
      400    Consumers Water............         7,300
    1,500    Dames & Moore Group........        18,656
      800    Daniel Industries..........        16,100
    1,600(a) DeVRY......................        42,200
      800(a) Dialogic...................        33,000
      600(a) Digi International.........         9,075
      600(a) Dionex.....................        29,925
    1,000(a) Electroglas................        19,000
      800(a) Envoy......................        22,400
    1,200(a) Etec Systems...............        53,550
      800(a) Express Scripts, Cl. A.....        45,100
      800    Fair Issac & Co............        34,750
      900(a) Figgie International, Cl. A        12,038
      700(a) FileNet....................        15,750
      700    Fisher Scientific International    32,200
      700(a) Flow International.........         7,350
    1,000    G & K Services, Cl. A......        36,000
    1,000    Gallagher (Arthur J.)......        35,000
    1,100    Gerber Scientific..........        22,825
    1,100(a) Global Industrial Technologies     18,769
      800    Greenfield Industries......        30,300
      900    Henry (Jack) & Association.        23,175
      600    Hilb, Rogal & Hamilton.....        10,875
    1,000(a) Hyperion Software..........        38,125


Dreyfus Small Cap Stock Index Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                           October 31, 1997

   Shares    COMMON STOCKS (continued)        Value
 ----------                               ---------------
             Capital Spending (continued)
    1,800(a) Interim Services...........   $    47,138
    1,400(a) InterVoice.................        13,125
    2,500    JLG Industries.............        31,719
      900    Kaman, Cl. A...............        16,313
    3,500(a) Keane......................       103,688
      600(a) Kronos.....................        17,400
    1,000    Kuhlman....................        34,875
    1,100(a) Kulicke & Soffa Industries.        28,325
      500    Lindsay Manufacturing......        21,688
      800(a) Lydall.....................        16,400
      950    Manitowoc..................        28,797
      700(a) Material Sciences..........        10,413
    1,200(a) Metro Networks.............        37,200
      700(a) MicroAge...................        15,400
    1,800    Mutual Risk Management.....        46,688
      900(a) NFO Worldwide..............        16,200
      300(a) Nashua.....................         4,088
      700    National Computer Systems..        26,600
    1,300    National Data..............        48,018
      400    National Presto Industries.        15,475
    1,000(a) Network Equipment Technologies     17,000
    2,100(a) Network General............        42,525
    1,100    Norrell....................        32,037
    1,300(a) OHM........................        11,212
    1,500(a) Orbital Sciences...........        36,563
    2,800(a) PLATINUM Technology........        67,900
      600    Pacific Scientific.........         8,775
      600(a) Pharmaceutical Marketing Services   6,712
      900    Philadelphia Suburban......        20,306
      600(a) Photronics.................        25,725
    1,600    PictureTel.................        14,800
      900(a) Platinum Software..........         9,337
    1,200(a) Primark....................        36,000
      600(a) Progress Software..........        12,825
      700    Quanex.....................        19,337
    1,000    Regal Beloit...............        26,875
    1,500    Regis......................        36,000
    1,600(a) Rexel......................        35,800
      600    Robbins & Myers............        22,725
    2,000    Rollins Truck Leasing......        33,250
    1,600    Roper Industries...........        42,700
    2,800(a) S3.........................        24,850
      900    SEI Investments............        38,306
      600(a) SPS Technologies...........        27,750
      700    SPX........................        45,675
    1,100    Smith (A.O.)...............        45,581
      400    Southern Cal Water.........         8,775
      900(a) SpeedFam International.....        33,412
      900    Standex International......        31,500
    2,000(a) Sterling Software..........        68,250
    1,600    Sturm Ruger................        30,100

   Shares    COMMON STOCKS (continued)        Value
 ----------                               ---------------

             Capital Spending (continued)
      800(a) Symmetricom................    $   12,250
    2,000(a) System Software............        23,500
    1,000(a) TCSI.......................         6,875
    2,100(a) Tech Data..................        93,450
      800    Telxon.....................        20,600
      700    Thomas Industries..........        21,000
    1,200    True North Communications..        27,300
    1,700    United Water Resources.....        28,156
    1,000(a) Valence Technology.........         8,125
    2,500(a) Vanstar....................        32,656
    1,200(a) Vantive....................        30,300
      800(a) Viewlogic Systems..........        19,400
      600(a) Volt Information Sciences..        41,400
    1,100    WMS Industries.............        26,743
      400(a) Wall Data..................         6,550
      500(a) Whittaker..................         5,281
    1,100(a) Xircom.....................        11,000
    1,200(a) Zebra Technologies, Cl. A..        37,500
      600    Zero.......................        16,125
                                          -------------
                                             3,698,303
                                          -------------
             Consumer Cyclical--18.2%
    1,600    Apogee Enterprises.........        38,200
    1,700    Applebee's International...        37,719
    2,200    Arbor Drugs................        58,850
      600(a) Ashworth...................         5,963
    1,100    Authentic Fitness..........        19,250
    2,100(a) Aztar......................        14,963
    1,200(a) BE Aerospace...............        33,750
      700    Baker (J.).................         5,075
      600    Bassett Furniture..........        16,800
      700(a) Bell Sports................         6,475
      900    Bowne & Co.................        31,388
    1,700    Breed Technologies.........        37,506
      900    Brown Group................        13,613
      600(a) Building Materials Holding.         7,500
      400(a) C-COR Electronics..........         6,400
    2,000    CKE Restaurants............        79,875
    1,000(a) California Microwave.......        16,063
      700(a) Carmike Cinemas, Cl. A.....        22,750
      800(a) Carson Pirie Scott.........        38,550
    1,500    Casey's General Stores.....        36,188
    1,400    Cato.......................        11,988
      500(a) Cheesecake Factory.........        15,750
    4,700(a) Cineplex Odeon.............         6,463
    1,200(a) Cone Mills.................        10,425
    1,000(a) Consolidated Products......        19,250
      800    Cross (A.T.), Cl. A........         8,100
      400(a) Damark International, Cl. A         4,650
    1,100(a) Digital Microwave..........        39,600
    2,400    DiMon......................        62,250
    1,100(a) Discount Auto Parts                23,031


Dreyfus Small Cap Stock Index Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                          October 31, 1997

   Shares    COMMON STOCKS (continued)          Value
 ----------                                ---------------

             Consumer Cyclical (continued)
    1,000(a) Dixie Group................    $   11,875
    1,100(a) Dress Barn.................        27,913
    1,400(a) Eagle Hardware & Garden....        23,800
    1,400    Ethan Allen Interiors......        49,613
      900(a) Fabri-Centers of America, Cl.A     19,463
    1,800    Fedders....................        10,800
      800(a) Fieldcrest Cannon..........        26,750
    1,000(a) Filene's Basement..........         7,375
    2,000(a) Foodmaker..................        32,875
    1,500(a) Footstar...................        40,781
    1,400(a) Franklin Covey.............        31,413
      400(a) GC Cos.....................        17,200
    1,100(a) Galey & Lord...............        20,213
    1,200(a) Galoob Toys................        15,825
    1,700(a) Gentex.....................        41,650
      500(a) Gottschalks................         4,063
    2,600(a) Grand Casinos..............        34,938
    1,000    Guilford Mills.............        23,875
    1,200(a) Gymboree...................        29,100
      800(a) HA-LO Industries...........        22,400
      400    Haggar.....................         6,150
      800    Hancock Fabrics............        10,850
    1,600(a) Hartmarx...................        14,000
      900(a) Hollywood Park.............        16,875
      600    Huffy......................         9,488
      500(a) IHOP.......................        16,875
    1,100    Interface, Cl. A...........        31,763
      600(a) Itron......................        12,300
      500    Johnston Industries........         2,906
    1,400(a) Just For Feet..............        20,738
    1,200    Justin Industries..........        15,675
    1,000    K2.........................        25,313
      300    K-Swiss....................         4,913
    1,000    Kellwood...................        34,563
      900    La-Z Boy...................        33,637
    1,400(a) Landry's Seafood Restaurants       39,200
      500    Lillian Vernon.............         8,062
    1,100    Luby's Cafeterias..........        21,931
    1,200    Marcus.....................        33,600
    1,100(a) Men's Warehouse............        42,625
    1,200    Merrill....................        26,850
    1,500(a) Michaels Stores............        45,093
    1,900(a) Mohawk Industries..........        58,425
    1,100(a) NTN Communications.........         2,131
      700    Nash Finch.................        14,087
    1,900(a) Nautica Enterprises........        50,587
      600    New England Business Service       17,475
    1,000(a) O'Reilly Automotive........        24,375
      600    Oshkosh B'Gosh.............        18,300
      600    Oxford Industries..........        20,850
    2,000(a) P-COM......................        40,250

   Shares    COMMON STOCKS (continued)          Value
 ----------                                ---------------
             Consumer Cyclical (continued)
    1,625(a) Paxar......................    $   27,625
    1,300    Phillips-Van Heusen........        18,525
    3,150    Pier 1 Imports.............        57,487
      500    Pillowtex..................        13,625
      200    Plenum Publishing..........        10,250
    1,500(a) Primadonna Resorts.........        26,250
    2,300(a) Prime Hospitality..........        46,862
    3,000(a) Proffitts..................        86,063
    1,600(a) Regal Cinemas..............        36,800
    2,300    Richfood Holdings..........        55,488
      600    Rival......................         9,300
    2,600    Ross Stores................        97,175
    1,100(a) Royal Appliance Manufacturing       8,662
      800(a) Ruby Tuesday...............        21,750
    1,100    Russ Berrie & Co...........        29,975
    2,300(a) Ryan's Family Steak House..        19,837
    1,300    Rykoff-Sexton..............        27,950
    1,000    St. John Knits.............        40,187
    2,300(a) Shoney's...................        10,781
    1,900(a) Shopko Stores..............        47,618
      900(a) ShowBiz Pizza Time.........        19,125
      600    Showboat...................        11,925
      900    Simpson Industries.........        10,687
      600(a) Sonic......................        15,450
      600    Spartan Motors.............         4,162
    1,500(a) Sports Authority...........        28,406
      600    Standard Motor Product.....        13,125
    1,000    Standard Products..........        26,875
    1,400(a) Stein Mart.................        40,950
    2,700    Stride Rite................        31,725
      400(a) Swiss Army Brands..........         4,300
    1,600(a) TBC........................        16,400
    1,200    TCBY Enterprises...........         7,500
    1,100    Thomas Nelson..............        12,787
      600    Thor Industries............        17,362
      500(a) Timberland, Cl. A..........        36,062
      600    Toro.......................        25,650
    1,400(a) Tultex.....................         7,000
    2,000(a) Valassis Communications....        59,000
      900    Wabash National............        26,887
    1,700(a) Westwood One...............        52,168
    1,300(a) Whole Foods Market.........        51,025
    1,200(a) Williams-Sonoma............        48,150
    1,200    Winnebago Industries.......         9,075
    1,900    Wolverine World Wide.......        41,800
    1,600(a) World Color Press..........        40,500
                                          -------------
                                             3,290,500
                                          -------------
             Consumer Staples--3.1%
      900(a) Canandaigua Brands, Cl. A..        44,663
      500    Chemed.....................        20,250
    3,000    Chiquita Brands International      50,438


Dreyfus Small Cap Stock Index Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                           October 31, 1997

   Shares    COMMON STOCKS (continued)        Value
 ----------                               ---------------
             Consumer Staples (continued)
      400    Coca-Cola Bottling.........   $    23,800
    1,600    DEKALB Genetics, Cl. B.....        57,400
    1,300    Delta and Pine Land........        48,425
    1,200    Earthgrains................        49,350
      400    GoodMark Foods.............         6,600
      800(a) Ionics.....................        30,650
      400(a) J & J Snack Foods..........         6,800
    1,700(a) Mycogen....................        36,125
      700(a) Paragon Trade Brands.......        13,343
      300    Penwest....................        11,250
    2,000(a) Smithfield Foods...........        59,750
    1,400(a) Triarc Cos., Cl. A.........        31,675
      700(a) USA Detergents.............         7,350
    1,200(a) Ultratech Stepper..........        32,700
    1,500    X-Rite.....................        29,062
                                          -------------
                                               559,631
                                          -------------
             Electronics--8.7%
    2,500(a) Anixter International......        47,188
    1,500(a) Applied Magnetics..........        34,500
      700(a) Bell Industries............        11,244
      600(a) Benchmark Electronics......        14,963
    2,100(a) C-Cube Microsystems........        49,875
    1,600    Checkpoint Systems.........        25,600
    1,000(a) Chips/Technologies.........        15,875
      500(a) Coherent...................        19,500
      900(a) Cyrix......................        26,550
    1,300    Dallas Semiconductor.......        63,538
      800(a) Dynatech...................        27,300
      600(a) Electro Scientific Industries      29,100
      800    Fluke......................        19,250
      700(a) Hadco......................        38,763
      600    Harmon Industries..........        16,275
      800    Innovex....................        20,650
    2,400(a) Input/Output...............        64,350
      600    Integrated Circuit Systems.        20,550
    2,200(a) International Rectifier....        30,113
    2,000(a) KEMET......................        43,500
    1,200(a) Kent Electronics...........        41,925
    2,500(a) Komag......................        43,281
    1,300(a) Lattice Semiconductor......        65,081
      800(a) Marshall Industries........        28,050
    1,700    Methode Electronics, Cl. A.        33,575
    2,700(a) Microchip Technology.......       107,663
    1,800(a) Novellus Systems...........        80,100
    1,100(a) Oak Industries.............        31,556
      700    Park Electrochemical.......        19,863
    1,200    Pioneer Standard Electronics       19,650
      800(a) Plexus.....................        23,800
    2,300(a) Read-Rite..................        45,712
      900(a) Sanmina....................        67,275
      700(a) Standard Microsystems......         8,093

   Shares    COMMON STOCKS (continued)        Value
 ----------                               ---------------
             Electronics (continued)
      400(a) Three-Five Systems.........    $    8,300
    1,200(a) Tracor.....................        32,100
      600(a) Trimble Navigation.........        12,150
    1,200(a) Unitrode...................        32,175
    2,500(a) VLSI Technology............        74,062
    2,100(a) Vicor......................        67,725
    1,700(a) Vitesse Semiconductor......        73,737
      600    Watkins-Johnson............        18,600
    1,000(a) Zilog......................        19,062
                                          -------------
                                             1,572,219
                                          -------------
             Energy--8.1%
    1,500    Atmos Energy...............        37,875
    1,400(a) Barrett Resources..........        49,263
    1,400(a) Benton Oil & Gas...........        28,175
    1,000(a) Box Energy, Cl. B..........         7,063
    1,500    Cabot Oil & Gas, Cl. A.....        36,000
    1,900    Camco International........       137,275
      500    Cascade Natural Gas........         8,344
      600    Connecticut Energy.........        14,513
    1,200    Cross Timbers Oil..........        32,025
    1,700    Devon Energy...............        76,075
      800    Energen....................        28,950
      800(a) HS Resources...............        14,100
    1,700    KCS Energy.................        44,731
    1,500    KN Energy..................        65,250
    3,000    Monterey Resources.........        59,813
      900    New Jersey Resources.......        29,137
    2,000(a) Newfield Exploration.......        54,250
    1,100    Northwest Natural Gas......        27,088
    1,300(a) Oceaneering International..        32,256
    1,200(a) Offshore Logistics.........        25,200
      500    Pennsylvania Enterprises...        13,250
    1,400    Piedmont Natural Gas.......        39,200
      800(a) Plains Resources...........        16,000
    1,900    Pogo Producing.............        68,756
    1,000(a) Pool Energy Services.......        33,938
    2,200(a) Pride International........        72,600
    1,100    Public Service North Carolina      22,206
      800    St. Mary Land Exploration..        32,600
    5,000    Santa Fe Energy Resources..        65,312
      700(a) Seitel.....................        32,987
    1,300    Southwest Gas..............        24,456
    1,200    Southwestern Energy........        14,550
    2,100(a) Tuboscope..................        66,675
    1,600(a) United Meridian............        54,300
    3,000    Vintage Petroleum..........        68,625
      900    WICOR......................        38,812
                                          -------------
                                             1,471,650
                                          -------------
             Health Care--9.8%
      900(a) ADAC Laboratories..........        17,550
    1,300    ALPHARMA, Cl. A............        28,681


Dreyfus Small Cap Stock Index Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)


   Shares    COMMON STOCKS (continued)        Value
 ----------                               ---------------
             Health Care (continued)
    1,600(a) Advanced Tissue Sciences...   $    22,300
    1,400(a) Alliance Pharmaceutical....        14,000
    1,400    Ballard Medical Products...        31,588
    2,700(a) Bio-Technology General.....        33,075
    1,200(a) Cephalon...................        13,950
      600(a) Circon.....................         9,450
      400    Collagen...................         7,900
    1,000(a) Cor Therapeutics...........        22,313
    1,900(a) Coventry...................        26,481
    1,200(a) Cygnus.....................        27,600
    1,100(a) Enzo Biochem...............        18,700
    1,700(a) Genesis Health Ventures....        41,650
    1,100    GranCare...................        12,375
      800(a) Gulf South Medical Supply..        26,400
      900(a) Hologic....................        23,063
    2,000    ICN Pharmaceuticals........        96,250
      800(a) IDEXX Laboratories.........        12,700
    1,100(a) Immune Response............        11,756
    2,212    Integrated Health Services.        70,231
    1,400    Invacare...................        32,200
    1,500(a) Lincare Holdings...........        80,438
    1,800(a) Liposome...................         9,900
    1,200(a) Living Centers of America..        48,375
    1,400(a) Magellan Health Services...        40,338
    1,700(a) Mariner Health Group.......        24,969
      700(a) MedImmune..................        27,912
    1,200    Mentor.....................        43,725
    1,200(a) NBTY.......................        26,325
    1,200    Nature's Sunshine Products.        27,750
    1,500(a) North American Vaccine.....        37,688
      900(a) Noven Pharmaceuticals......         6,413
    2,100(a) Orthodontic Centers of America     36,356
    1,800    Owens & Minor..............        25,200
    1,300(a) Patterson Dental...........        52,000
    3,200(a) PhyCor.....................        73,800
    1,000(a) Protein Design Labs........        49,875
    1,500(a) Regeneron Pharmaceuticals..        15,656
    1,200(a) Renal Care Group...........        40,200
    1,200(a) Renal Treatment Centers....        39,825
      900(a) ReSound....................         4,950
      900(a) Respironics................        25,312
    1,800(a) Roberts Pharmaceutical.....        18,000
    1,400(a) SEQUUS Pharmaceuticals.....        12,600
    1,800(a) STERIS.....................        71,550
    1,400(a) Safeskin...................        63,525
    1,600(a) SciClone Pharmaceuticals...         7,900
    1,200(a) Sola International.........        40,950
      500(a) Spacelabs Medical..........        11,062
    1,500(a) Summit Technology..........        12,468
    1,200(a) Sunrise Medical............        18,525
    1,000(a) Tecnol Medical Products....        21,500


   Shares    COMMON STOCKS (continued)        Value
 ----------                               ---------------
             Health Care (continued)
    1,000(a) TheraTech..................   $    10,500
    1,100(a) U.S. Bioscience............        11,206
    1,500(a) Universal Health Services, Cl.B    66,093
      700(a) VISX.......................        16,013
    1,200(a) Vertex Pharmaceuticals.....        35,400
    1,000    Vital Signs................        19,375
                                          -------------
                                             1,773,887
                                          -------------
             Interest Sensitive--16.3%
    1,000    ALLIED Group...............        47,250
    1,700(a) AMRESCO....................        53,338
    2,000    American Bankers Insurance Group   74,750
    1,530    Associated Banc-Corp.......        76,691
    1,300    Astoria Financial..........        67,925
    1,000    CCB Financial..............        91,000
    1,100    CMAC Investment............        60,156
      800    Capital Re.................        47,150
    1,200    Cash American International        14,175
    1,400    Centura Banks..............        81,025
      900(a) Coast Savings Financial....        52,819
    1,200    Commercial Federal.........        58,200
      500(a) CompDent...................        10,344
      300    Continental Homes Holding..         9,038
    1,100    Cullen/Frost Bankers.......        55,550
    2,000    Deposit Guaranty...........        73,750
    1,600    Downey Financial...........        42,000
    1,100    Eaton Vance................        39,738
      900    Enhance Financial Services Group   47,531
      700    Executive Risk.............        46,113
      700    Fidelity National Financial        15,225
      600    First American Financial...        36,150
    1,800    First Commercial...........        89,100
      700    FirstBank Puerto Rico......        23,538
    2,400    FirstMerit.................        61,200
    1,700    Fremont General............        79,263
    1,900    Frontier Insurance Group...        64,006
      600    Interra Financial..........        33,075
      500    JSB Financial..............        24,094
    2,700    Keystone Financial.........        92,813
    1,200    Legg Mason.................        58,875
      700    Life Re....................        38,588
      800    M.D.C. Holdings............         8,900
    2,000    Magna Group................        79,000
      500(a) Mail Boxes Etc.............        13,813
    1,400(a) National Auto Credit.......        10,412
      600    ONBANCorp..................        38,962
    1,400    Orion Capital..............        63,000
    1,100    Piper Jaffray Cos..........        27,568
    1,500    Protective Life............        79,312
    2,200    Provident Financial Group..       101,200
    2,100    Quick & Reilly Group.......        76,388
    1,800    Raymond James Financial....        54,000


Dreyfus Small Cap Stock Index Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                           October 31, 1997

   Shares    COMMON STOCKS (continued)         Value
 ----------                                ---------------

             Interest Sensitive (continued)
    1,600    Riggs National.............   $    36,800
    1,950    St. Paul Bancorp...........        46,800
    1,000    Selective Insurance Group..        54,125
      900(a) Sierra Health Services.....        33,243
    3,500    Sovereign Bancorp..........        62,125
    1,400    Standard Pacific...........        15,225
    2,300    TCF Financial..............       130,812
    1,800(a) Toll Brothers..............        39,825
      600    Trenwick Group.............        20,925
      600(a) U.S. Home..................        21,300
      700    U.S. Trust.................        40,950
      600    Washington National........        19,537
    1,100    Whitney Holding............        54,450
      800    Zenith National Insurance..        22,400
    3,200    Zions Bancorp..............       124,400
                                          -------------
                                             2,939,942
                                          -------------
             Mining & Metals--2.8%
      900    AMCOL International........        18,563
    1,400    Belden.....................        47,950
    1,400    Birmingham Steel...........        23,275
      700    Castle (A.M.)..............        16,844
    1,300(a) Coeur d'Alene Mines........        13,488
      900    Commercial Metals..........        29,025
      900    Commonweath Industries.....        15,863
    1,000(a) Getchell Gold..............        36,000
    1,500    Glamis Gold................         7,500
      600    Handy & Harman.............        15,262
    3,600(a) Hecla Mining...............        18,450
      600    IMCO Recycling.............        10,913
      400    Insteel Industries.........         3,050
    1,600    Intermet...................        30,800
    1,000(a) Mueller Industries.........        44,187
    1,200    Pioneer Group..............        36,000
      600    Steel Technologies.........         6,900
      800(a) Stillwater Mining..........        16,600
    1,300    Texas Industries...........        61,668
    1,000    Titan International........        20,750
    1,100(a) WHX........................        14,643
      700(a) Wolverine Tube.............        21,700
                                          -------------
                                               509,431
                                          -------------
             Transportation--3.4%
    1,650    Air Express International..        50,531
    1,500(a) American Freightways.......        23,250
    1,400(a) Arkansas Best..............        16,100
      700    CPI........................        18,200
    2,300    Comair Holdings............        84,525
    1,200    Expeditors International,
               Washington...............        44,100
    1,700(a) Fritz Companies............        23,481
      800    Frozen Food Express Industries      7,400
      900(a) Halter Marine Group........        47,081
    1,400(a) Heartland Express..........        38,500

   Shares    COMMON STOCKS (continued)         Value
 ----------                                ---------------
            Transportation (continued)
    1,200(a) Kirby......................   $    23,700
      600(a) Landstar System............        15,000
      600(a) M.S. Carriers..............        15,206
    1,000    Pittston Burlington Group..        27,188
      700(a) RailTex....................        11,288
      500(a) Rural/Metro................        17,375
      500    SkyWest....................        12,125
    1,500    USFreightways..............        48,563
    1,800    Werner Enterprises.........        43,650
    1,700(a) Yellow.....................        46,643
                                          -------------
                                               613,906
                                          -------------
             Utilities--2.4%
      800(a) ACC........................        31,700
    1,300(a) Allen Telecom..............        24,619
      600    CILCORP....................        24,525
      800    Central Hudson Gas & Electric      28,350
      800    Central Vermont Public Service     10,700
      900(a) CommNet Cellular...........        31,163
    1,200    Commonwealth Energy Systems        34,350
    1,000    Eastern Utility Association        21,125
    2,000(a) General Communication, Cl. A       15,000
    2,800(a) Geotek Communications......        10,150
      200    Green Mountain Power.......         3,588
      500    Interstate Power...........        15,812
      600    Orange/Rockland Utility....        21,487
    1,500    Sierra Pacific Resources...        45,656
      800    TNP Enterprises............        20,300
    3,400(a) Tel-Save Holdings..........        73,100
      700    United Illuminating........        27,300
                                          -------------
                                               438,925
                                          -------------
             TOTAL COMMON STOCKS
               (cost $16,525,633).......  $ 17,953,118
                                          =============

  Principal  SHORT-TERM
   Amount      INVESTMENTS--1.7%
 -----------
             U.S. Treasury Bills:
 $ 66,000(b) 4.94%, 12/11/97............  $     65,642
   49,000    4.85%, 12/18/97............        48,686
  195,000    4.92%, 1/8/98..............       193,134
                                          -------------
             TOTAL SHORT-TERM
               INVESTMENTS
               (cost $307,515)...         $    307,462
                                          =============


TOTAL INVESTMENTS
  (cost $16,833,148)............  101.0%  $ 18,260,580
                                 ======== =============
LIABILITIES, LESS CASH AND
  RECEIVABLES ..................   (1.0%)  $  (179,971)
                                 ======== =============
NET ASSETS......................  100.0%  $ 18,080,609
                                 ======== =============

Dreyfus Small Cap Stock Index Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                          October 31, 1997

Notes to Statement of Investments:
-------------------------------------------------------------------------------

(a) Non-income producing.
(b) Held by the custodian in a segregated account as collateral for open financial futures positions.



Statement of Financial Futures                                October 31, 1997

Financial Futures:
-------------------
                                                                   Market Value                      Unrealized
                                                                      Covered                      (Depreciation)
                                                     Contracts     by Contracts      Expiration      at 10/31/97
                                                     ---------     ------------      ----------     ------------

Russell 2000.....................................        1           $218,125       December '97      $(11,625)
                                                                                                      =========


                       See notes to financial statements.

Dreyfus Small Cap Stock Index Fund
-----------------------------------------------------------------------
Statement of Assets and Liabilities                            October 31, 1997

                                                                                                 Cost            Value
                                                                                             -------------    ------------
ASSETS:                       Investments in securities--See Statement of Investments         $16,833,148      $18,260,580
                              Receivable for shares of Common Stock subscribed.                                      9,000
                              Receivable for futures variation margin--Note 3(a)                                     4,625
                              Dividends receivable.............................                                      6,375
                                                                                                              ------------
                                                                                                                18,280,580
                                                                                                              ------------

LIABILITIES:                  Due to The Dreyfus Corporation...................                                      3,999
                              Due to Distributor...............................                                      3,999
                              Cash overdraft due to Custodian..................                                    151,749
                              Payable for investment securities purchased......                                     40,224
                                                                                                              ------------
                                                                                                                   199,971
                                                                                                              ------------

NET ASSETS.....................................................................                                $18,080,609
                                                                                                              ============

REPRESENTED BY:               Paid-in capital..................................                                $16,429,420
                              Accumulated undistributed investment income--net..                                    22,097
                              Accumulated net realized gain (loss) on investments                                  213,285
                              Accumulated net unrealized appreciation (depreciation)
                                on investments [including ($11,625) net unrealized
                                (depreciation) on financial futures]--Note 3(b).                                 1,415,807
                                                                                                              ------------
NET ASSETS.....................................................................                                $18,080,609
                                                                                                              ============

SHARES OUTSTANDING
(200 million shares of $.001 par value Common Stock authorized)................                                  1,301,001

NET ASSET VALUE, offering and redemption price per share--Note 2(c).............                                    $13.90
                                                                                                                   =======

                       See notes to financial statements.

Dreyfus Small Cap Stock Index Fund
-------------------------------------------------------------------------------
Statement of Operations
from June 30, 1997 (commencement of operations) to October 31, 1997

INVESTMENT INCOME


INCOME:                       Cash dividends.............................          $  41,970
                              Interest...................................              9,101
                                                                                 -----------

                                Total Income.............................                            $  51,071



EXPENSES:                     Management fee--Note 2(a)...................            14,487
                              Shareholder servicing costs--Note 2(b)......            14,487
                                                                                 -----------
                                Total Expenses...........................                               28,974
                                                                                                   -----------



INVESTMENT INCOME--NET....................................................                              22,097



REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:
                              Net realized gain (loss) on investments....         $  213,285
                              Net unrealized appreciation (depreciation) on
                                investments [including ($11,625) net unrealized
                                (depreciation) on financial futures].....          1,415,807
                                                                                 -----------



NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...................                            1,629,092
                                                                                                   -----------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                           $1,651,189
                                                                                                   ===========


                       See notes to financial statements.

Dreyfus Small Cap Stock Index Fund
-------------------------------------------------------------------------------
Statement of Changes in Net Assets
from June 30, 1997 (commencement of operations) to October 31, 1997

OPERATIONS:
   Investment income--net......................................................................    $    22,097
   Net realized gain (loss) on investments.....................................................        213,285
   Net unrealized appreciation (depreciation) on investments...................................      1,415,807
                                                                                                  ------------

      Net Increase (Decrease) in Net Assets Resulting from Operations..........................      1,651,189
                                                                                                  ------------

CAPITAL STOCK TRANSACTIONS:
   Net proceeds from shares sold...............................................................     16,685,148
   Cost of shares redeemed.....................................................................       (255,728)
                                                                                                  ------------

      Increase (Decrease) in Net Assets from Capital Stock Transactions........................     16,429,420
                                                                                                  ------------

         Total Increase (Decrease) in Net Assets...............................................     18,080,609

NET ASSETS:
   Beginning of Period.........................................................................        --
                                                                                                  ------------
   End of Period...............................................................................    $18,080,609
                                                                                                  ============

Undistributed investment income--net............................................................   $    22,097
                                                                                                  ------------



                                                                                                      Shares
                                                                                                  ------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold.................................................................................      1,319,474
   Shares redeemed.............................................................................        (18,473)
                                                                                                  ------------
      Net Increase (Decrease) in Shares Outstanding............................................      1,301,001
                                                                                                  ============


                       See notes to financial statements.

Dreyfus Small Cap Stock Index Fund
-------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period from June 30, 1997 (commencement of operations) to October 31, 1997. This information has been derived from the Fund's financial statements.


PER SHARE DATA:

   Net asset value, beginning of period..........................   $12.50
                                                                    ------
   Investment Operations:
   Investment income--net........................................      .02
   Net realized and unrealized gain (loss) on investments........     1.38
                                                                    ------
   Total from Investment Operations..............................     1.40
                                                                    ------
   Net asset value, end of period................................   $13.90
                                                                    ======

TOTAL INVESTMENT RETURN..........................................    11.20%(1,2)

RATIOS/SUPPLEMENATAL DATA:
   Ratio of expenses to average net assets.......................      .17%(1)
   Ratio of net investment income to average net assets..........      .13%(1)
   Portfolio Turnover Rate.......................................    10.59%(1)
   Average commission rate paid (3)..............................   $.0325
   Net Assets, end of period (000's Omitted).....................  $18,081

---------------------
(1)   Not annualized.
(2)   Exclusive of redemption fee.
(3) The Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


                       See notes to financial statements.

Dreyfus Small Cap Stock Index Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

  Dreyfus Small Cap Stock Index Fund (the "Fund") is a series of Dreyfus Index Funds, Inc (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company and operates as a series company currently offering three series including the Fund. The Fund's investment objective is to provide investment results that correspond to the total return performance of predominantly small capitalization common stocks in the aggregate, as represented by the Standard & Poor's SmallCap 600 Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, is the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
As of October 31, 1997, MBIC Investment Corp., an indirect subsidiary of
Mellon Bank Corporation, held 1,200,000 shares of the Fund.

  The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  (a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

  (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

  (c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid annually. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

  (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Management Fee and Other Transactions With Affiliates:

  (a) Pursuant to a management agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all the expenses of the Fund, except brokerage commissions, taxes, interest, Shareholder Services Plan fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and

Dreyfus Small Cap Stock Index Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

expenses of the non-interested Directors (including counsel). Each
Director receives an annual fee of $2,500 and an attendance fee $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation. These fees pertain to the following funds: Dreyfus S&P 500 Index Fund, Dreyfus International Stock Index Fund and Dreyfus Small Cap Stock Index Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors.

  (b) Under the Shareholder Services Plan, the Fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, bank or other financial institution) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1997, the Fund was charged an aggregate of $14,487 pursuant to the Shareholder Services Plan.

  Dreyfus compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund.

  (c) A 1% redemption fee is charged and retained by the Fund on certain redemptions of Fund shares where the redemption occurs within the initial six-month period following the opening of the account. During the period ended October 31, 1997, redemption fees amounted to $2,549.

NOTE 3--Securities Transactions:

  (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 1997 amounted to $17,776,019 and $1,461,024, respectively.

  The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see the Statement of Financial Futures). Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 1997, and their related unrealized depreciation are set forth in the Statement of Financial Futures.

  (b) At October 31, 1997, accumulated net unrealized appreciation on investments and financial futures was $1,415,807, consisting of $2,025,426 gross unrealized appreciation and $609,619 gross unrealized depreciation.

  At October 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus Small Cap Stock Index Fund
-------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Dreyfus Small Cap Stock Index Fund

  We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus Small Cap Stock Index Fund (the "Fund") (one of the Series constituting Dreyfus Index Funds, Inc.) as of October 31, 1997, and the related statements of operations, changes in net assets and the financial highlights for the period from June 30, 1997 (commencement of operations) to October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Small Cap Stock Index Fund of the Dreyfus Index Funds, Inc. at October 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period from June 30, 1997 (commencement of operations) to October 31, 1997, in conformity with generally accepted accounting principles.

                                                COOPERS & LYBRAND LLP

New York, New York
December 12, 1997

Dreyfus Small Cap Stock Index Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02904

Printed in U.S.A.                     077AR9710